Annual Fund Operating Expenses	Oct. 24, 2025
LADENBURG INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.19%
Acquired Fund Fees and Expenses	0.30%	[1]
Expenses (as a percentage of Assets)	2.24%
Fee Waiver or Reimbursement	(0.94%)	[2]
Net Expenses (as a percentage of Assets)	1.30%
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.30%	[1]
Expenses (as a percentage of Assets)	3.14%
Fee Waiver or Reimbursement	(1.09%)	[2]
Net Expenses (as a percentage of Assets)	2.05%
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.18%
Acquired Fund Fees and Expenses	0.30%	[1]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.83%)	[2]
Net Expenses (as a percentage of Assets)	1.15%
LADENBURG INCOME & GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%	[3]
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	1.27%
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.40%	[3]
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	2.17%
Fee Waiver or Reimbursement	(0.15%)	[4]
Net Expenses (as a percentage of Assets)	2.02%
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[3]
Acquired Fund Fees and Expenses	0.27%	[3]
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.05%)	[4]
Net Expenses (as a percentage of Assets)	1.12%
LADENBURG GROWTH & INCOME FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.23%	[5]
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	1.23%
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.23%	[5]
Expenses (as a percentage of Assets)	2.05%
Fee Waiver or Reimbursement	(0.07%)	[6]
Net Expenses (as a percentage of Assets)	1.98%
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.23%	[5]
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.00%)	[6]
Net Expenses (as a percentage of Assets)	1.02%
LADENBURG GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.18%	[7]
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	1.18%
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.18%	[7]
Expenses (as a percentage of Assets)	1.99%
Fee Waiver or Reimbursement	(0.06%)	[8]
Net Expenses (as a percentage of Assets)	1.93%
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.18%	[7]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.00%)	[8]
Net Expenses (as a percentage of Assets)	0.99%
LADENBURG AGGRESSIVE GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2026
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Acquired Fund Fees and Expenses	0.17%	[9]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.16%)	[10]
Net Expenses (as a percentage of Assets)	1.17%
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.17%	[9]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.19%)	[10]
Net Expenses (as a percentage of Assets)	1.92%
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.17%	[9]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	1.02%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[4]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[6]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[8]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the end of the fiscal year during which fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limit at the time of waiver/reimbursement and the expense limit at the time of recoupment. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[9]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements will include only the direct operating expenses incurred by the Fund.
[10]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 1.00%, 1.75% and 0.85% of the Fund’s average daily net assets attributable to the Fund’s Class A, Class C and Class I shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.